Trade accounts receivables (Tables)	3 Months Ended
Mar. 31, 2025
Trade and other current receivables [abstract]
Disclosure of Trade Accounts Receivables by Type of Customer

	03/31/2025	12/31/2024
Domestic customers
Third parties	1,768,988	1,989,455
Related parties (Note 11.1) (1)	79,826	83,343

Foreign customers
Third parties	4,539,485	7,090,160
Related parties (Note 11.1)	180	202

(-) Expected credit losses	(34,242)	(30,300)
	6,354,237	9,132,860
(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.

Disclosure of Past Due Trade Accounts Receivables by maturity and allowance for doubtful accounts [table text block]

	03/31/2025	12/31/2024
Current	5,508,066	8,216,570
Overdue
Up to 30 days	511,482	682,142
From 31 to 60 days	129,830	134,674
From 61 to 90 days	99,636	38,187
From 91 to 120 days	41,069	17,701
From 121 to 180 days	30,151	12,402
From 181 days	34,003	31,184
	6,354,237	9,132,860

Disclosure of Changes in Allowance for Doubtful Accounts

	03/31/2025	12/31/2024
Opening balance	(30,300)	(31,962)
(Provisions)/Reversals, net	(7,653)	(2,585)
Write-offs	3,098	5,790
Exchange rate variations	613	(1,543)
Closing balance	(34,242)	(30,300)